SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Leases
2022		$ 122
2023		41
Total operating lease payments		163
Less: imputed interest		22
Present value of lease liabilities	$ 118	$ 141	$ 164